Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Detailed Information About Other Intangible Assets

	Capitalized development expenditures	Patents, concessions, licenses and credits	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2018	€19,899	€3,583	€804	€24,286
Additions	2,235	639	93	2,967
Divestitures	(568)	(224)	(89)	(881)
Transfer to Assets held for sale	(1,553)	(132)	(131)	(1,816)
Translation differences and other changes	215	133	(41)	307
At December 31, 2018	20,228	3,999	636	24,863
Additions	2,889	600	67	3,556
Divestitures	(338)	(127)	(82)	(547)
Transfer to Assets held for sale	—	(3)	(16)	(19)
Translation differences and other changes	147	103	(5)	245
At December 31, 2019	22,926	4,572	600	28,098
Accumulated amortization and impairment losses at January 1, 2018	10,202	2,029	513	12,744
Amortization	1,543	379	50	1,972
Impairment losses and asset write-offs	153	—	—	153
Divestitures	(553)	(30)	(89)	(672)
Transfer to Assets held for sale	(973)	(98)	(91)	(1,162)
Translation differences and other changes	31	82	(34)	79
At December 31, 2018	10,403	2,362	349	13,114
Amortization	1,358	426	48	1,832
Impairment losses and asset write-offs	949	—	4	953
Divestitures	(337)	(2)	(8)	(347)
Transfer to Assets held for sale	—	(3)	(13)	(16)
Translation differences and other changes	46	72	(3)	115
At December 31, 2019	12,419	2,855	377	15,651
Carrying amount at December 31, 2018	€9,825	€1,637	€287	€11,749
Carrying amount at December 31, 2019	€10,507	€1,717	€223	€12,447